Taxes On Income (Schedule Of Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes On Income [Abstract]
Domestic	$ 13,896	$ 26,842	$ 30,006
Foreign	1,328	16,616	15,350
Taxes on income, current	15,224	43,458	45,356
Domestic	2,009	(3,889)	(6,491)
Foreign	(2,308)	1,885	91
Adjustment for previous years, total	(299)	(2,004)	(6,400)
Domestic	(2,861)	(10,303)	(3,763)
Foreign	1,560	(7,114)	2,916
Deferred income tax expense (benefit), total	(1,301)	(17,417)	(847)
Actual tax expenses	$ 13,624	$ 24,037	$ 38,109